Non-financial Assets and Liabilities (Tables)	6 Months Ended
Dec. 31, 2023
Non-financial assets and liabilities [Abstract]
Schedule of Inventories
	Consolidated entity
	31 December			30 June
	2023			2023
	Current	Non- current	Total	Current	Non- current	Total
	$	$	$	$	$	$
Raw materials and stores (Colostrum)	-	759,052	759,052	-	1,108,256	1,108,256
Work in progress	806,289	-	806,289	444,905	111,390	556,295
Finished goods (Travelan and Protectyn)	805,712	-	805,712	394,381	-	394,381
Other inventories	7,747	-	7,747	682	-	682
	1,619,748	759,052	2,378,800	839,968	1,219,646	2,059,614